Litigation, regulatory and similar matters (Narrative) (Detail) - 12 months ended Dec. 31, 2021 € in Thousands, $ in Millions	EUR (€)	USD ($)	USD ($)
Inquiries regarding cross-border wealth management businesses | Investigations in France
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Fine decision French Court	€ 3,700,000
Civil damages award announcement of the French Court	800,000
Provision recorded to cover pending legal case	1,100,000		$ 1,252
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Bail (caution) ordered to be paid	1,100,000
Fine decision French Court of Appeal	3,750
Bail (caution) ordered to be confiscated, verdict of the French Court of Appeal	1,000,000
Civil damages award announcement of the French Court of Appeal	800,000
Civil damages award deducted from the bail, announcement of the French Court of Appeal	99,000
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS (France) S.A.
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Bail (caution) ordered to be paid	40,000
Reduced bail (caution) ordered to be paid	10,000
Fine decision French Court of Appeal	1,875
Inquiries regarding cross-border wealth management businesses | Investigation in Belgium
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Settlement made	49,000
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Minimum total claims against all defendants	2,100,000
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Amounts claimed | $		$ 125
Minimum total claims against all defendants | $		2,000
Puerto Rico
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Amount in dispute | $		125
Puerto Rico | Customer arbitration claims
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Settlement made | $		3,100
Agreed settlement pending approval | $		15
Amounts claimed | $		3,400
Puerto Rico | Action filed on behalf of Employee Retirement System of the Commonwealth of Puerto Rico (System) against over 40 defendants
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Minimum total claims against all defendants | $		800
Amount of bonds issued and underwritten by the System | $		3,000
Puerto Rico | Claims filed by four US insurance companies that insured issues of Puerto Rico municipal bonds
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Minimum total claims against all defendants | $		955
Foreign exchange, LIBOR and benchmark rates, and other trading practices
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Fine provided in announcement of the European Commission	172,000
Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | Claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Settlement made | $		141
UBS AG | Inquiries regarding cross-border wealth management businesses | Investigations in France
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Fine decision French Court	3,700,000
Civil damages award announcement of the French Court	800,000
Provision recorded to cover pending legal case	1,100,000		$ 1,252
UBS AG | Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Bail (caution) ordered to be paid	1,100,000
Fine decision French Court of Appeal	3,750
Bail (caution) ordered to be confiscated, verdict of the French Court of Appeal	1,000
Civil damages award announcement of the French Court of Appeal	800,000
Civil damages award deducted from the bail, announcement of the French Court of Appeal	99,000
UBS AG | Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS (France) S.A.
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Bail (caution) ordered to be paid	40,000
Reduced bail (caution) ordered to be paid	10,000
Fine decision French Court of Appeal	1,875
UBS AG | Inquiries regarding cross-border wealth management businesses | Investigation in Belgium
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Settlement made	49,000
UBS AG | Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Minimum total claims against all defendants	2,100,000
UBS AG | Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Amounts claimed | $		125
Minimum total claims against all defendants | $		2,000
UBS AG | Puerto Rico
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Amount in dispute | $		125
UBS AG | Puerto Rico | Customer arbitration claims
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Settlement made | $		3,100
Agreed settlement pending approval | $		15
Amounts claimed | $		3,400
UBS AG | Puerto Rico | Action filed on behalf of Employee Retirement System of the Commonwealth of Puerto Rico (System) against over 40 defendants
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Minimum total claims against all defendants | $		800
Amount of bonds issued and underwritten by the System | $		3,000
UBS AG | Puerto Rico | Claims filed by four US insurance companies that insured issues of Puerto Rico municipal bonds
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Minimum total claims against all defendants | $		955
UBS AG | Foreign exchange, LIBOR and benchmark rates, and other trading practices
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Fine provided in announcement of the European Commission	€ 172,000
UBS AG | Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | Claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Table]
Settlement made | $		$ 141